Supplementary Financial Statement Information (Details) - Schedule of disaggregated revenues - Revenues [Member] - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Supplementary Financial Statement Information (Details) - Schedule of disaggregated revenues [Line Items]
Revenues from licensing agreement (See note 5)			$ 14,000
Revenues from the sales of goods	691	713	1,145	1,228
Revenues from rendering of services		110	46	204
Total revenues	$ 691	$ 823	$ 15,191	$ 1,432